DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2023
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
1. DESCRIPTION OF BUSINESS
TKO Group Holdings, Inc. (the “Company” or “TKO”) was incorporated as a Delaware corporation in March 2023, under the name New Whale Inc., and was formed for the purpose of facilitating the business combination of the Ultimate Fighting Championship (“UFC”) and World Wrestling Entertainment, LLC (f/k/a World Wrestling Entertainment, Inc.) (“WWE”) businesses under TKO Operating Company, LLC (f/k/a Zuffa Parent, LLC) (“Zuffa” or “TKO OpCo”), which owns and operates the UFC and WWE businesses (the “Transactions”), as contemplated within the Transaction Agreement, dated as of April 2, 2023, by and among Endeavor Group Holdings, Inc. (“Endeavor” or “EGH”), Endeavor Operating Company, LLC, TKO OpCo, WWE, TKO, and Whale Merger Sub Inc. (the “Transaction Agreement”). On September 12, 2023, the Transactions were completed with the newly-formed TKO combining the UFC and WWE businesses. See Note 4,
Acquisition of WWE
, for further details. Under the terms of the Transaction Agreement, (A) EGH and/or its subsidiaries received (1) a 51.0% controlling non-economic
voting interest in TKO on a fully-diluted basis and (2) a 51.0% economic interest in the operating subsidiary on a fully diluted basis, TKO OpCo, which owns all of the assets of the UFC and WWE businesses, and (B) the stockholders of WWE received (1) a 49.0% voting interest in TKO on a fully diluted basis and (2) a 100% economic interest in TKO, which in turn holds a 49.0% economic interest in TKO OpCo on a fully diluted basis.
TKO OpCo is the accounting acquirer and predecessor to TKO. Financial results and information included in the accompanying combined financial statements include (1) prior to the consummation of the Transactions, financial results and information of Zuffa and its combined subsidiaries, which includes UFC and its subsidiaries, and (2) after the consummation of the Transactions, financial results and information of TKO Group Holdings, Inc., and its combined subsidiaries, which includes UFC and WWE and their respective subsidiaries.
Unless the context suggests otherwise, references to the “Company” or “TKO” refer to Zuffa and its combined subsidiaries prior to the consummation of the Transactions and to TKO Group Holdings, Inc. and its combined subsidiaries after the consummation of the Transactions.
Endeavor Asset Acquisition
On February 28, 2025, TKO OpCo and TKO Group Holdings, Inc., a Delaware corporation (together with TKO OpCo, the “TKO Parties”), completed the acquisition of the Professional Bull Riders (“PBR” or “PBR Business”), On Location (“OLE Business” or “OLE”), certain contracts associated with Wimbledon, Soccer and Stadia, SailGP, and Royal & Ancient Golf Club of St. Andrews (“R&A”), (collectively referred to as the “IMG Media Business,” “IMG Media” or “IMG”), Mailman and various events businesses, including Golf Events, Formula Drift, and International Figure Skating (collectively, the “Businesses”), pursuant to the Transaction Agreement, dated as of October 23, 2024 (as amended, the “Endeavor Asset Acquisition Agreement”), by and among the TKO Parties, Endeavor Operating Company, LLC (“EOC”), a Delaware limited liability company and subsidiary of Endeavor, IMG Worldwide, LLC, a Delaware limited liability company (“IMG Worldwide” and, together with EOC, the “EDR Parties”), and Trans World International, LLC, a Delaware limited liability company and subsidiary of Endeavor (“TWI”) (the “Endeavor Asset Acquisition”). In connection with the Endeavor Asset Acquisition Agreement the TKO Parties acquired the Businesses for a total consideration of approximately $3.25 billion plus a $50
million purchase price adjustment (based on the volume-weighted average sales price of TKO PubCo Class A Common Stock for the twenty five trading days ending on October 23, 2024). Endeavor received approximately
26.54 million
common units of TKO and subscribed for an equal number of shares of TKO’s Class B Common Stock.
On February 28, 2025, prior to the close of the Endeavor Asset Acquisition, Endeavor through its subsidiaries, had controlled approximately 54% of the voting interests in TKO through its ownership of both Class A common stock and Class B common stock. Upon the consummation of the close of the Endeavor Asset Acquisition, Endeavor through its subsidiaries, controlled approximately 61% of the voting interest in TKO. The Endeavor Asset Acquisition was treated as a merger between entities under common control, as Endeavor controls both TKO and the Businesses. Therefore, as a result of the Endeavor Asset Acquisition, the net assets of the Businesses were combined with those of TKO at their historical carrying amounts and the companies were presented on a combined basis for historical periods because they were under common control for all periods presented.
TKO is a premium sports and entertainment company which operates leading combat sports and sports entertainment brands. The Company monetizes its media and content properties through four principal activities: (i) Media rights, production and content, (ii) Live events and hospitality, (iii) Sponsorship, and (iv) Consumer products licensing and other.